CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 2.7%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          99,500      $  3,184,000
Interact Commerce Corp.(1)                    175,500         1,469,813
-----------------------------------------------------------------------
                                                           $  4,653,813
-----------------------------------------------------------------------
Aerospace and Defense -- 4.5%
-----------------------------------------------------------------------
AAR Corp.                                     170,000      $  2,146,250
BE Aerospace, Inc.(1)                         155,000         2,480,000
Boeing Company (The)                           44,000         2,904,000
DONCASTERS plc ADR                             10,000           200,000
-----------------------------------------------------------------------
                                                           $  7,730,250
-----------------------------------------------------------------------
Apparel -- 3.3%
-----------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                     60,000      $  1,200,000
AnnTaylor Stores Corp.                         22,500           561,094
Gymboree Corp.                                135,000         1,873,125
Pacific Sunwear of California, Inc.(1)         80,000         2,050,000
-----------------------------------------------------------------------
                                                           $  5,684,219
-----------------------------------------------------------------------
Auto and Parts -- 0.9%
-----------------------------------------------------------------------
Goodyear Tire & Rubber Co.                     70,000      $  1,609,300
-----------------------------------------------------------------------
                                                           $  1,609,300
-----------------------------------------------------------------------
Biotechnology -- 3.4%
-----------------------------------------------------------------------
Genzyme Corp.(1)                               49,626      $  4,463,238
Monsanto Co.(1)                                50,500         1,366,656
-----------------------------------------------------------------------
                                                           $  5,829,894
-----------------------------------------------------------------------
Brokerage -- 2.6%
-----------------------------------------------------------------------
Goldman Sachs Group, Inc.                      29,000      $  3,101,187
Lehman Brothers Holdings, Inc.                 20,000         1,352,500
-----------------------------------------------------------------------
                                                           $  4,453,687
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.9%
-----------------------------------------------------------------------
Critical Path, Inc.(1)                        116,000      $  3,567,000
Forrester Research, Inc.(1)                    62,200         3,113,887
-----------------------------------------------------------------------
                                                           $  6,680,887
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Services -- 1.5%
-----------------------------------------------------------------------
McLeodUSA, Inc.(1)                            120,000      $  1,695,000
Sprint Corp. (PCS Group)(1)                    45,000           919,687
-----------------------------------------------------------------------
                                                           $  2,614,687
-----------------------------------------------------------------------
Computer Equipment -- 4.3%
-----------------------------------------------------------------------
Clarent Corp.(1)                               40,000      $    452,500
Emulex Corp.(1)                                87,000         6,954,562
-----------------------------------------------------------------------
                                                           $  7,407,062
-----------------------------------------------------------------------
Computer Services -- 7.0%
-----------------------------------------------------------------------
Computer Access Technology Corp.(1)            14,700      $    150,675
Concord EFS, Inc.(1)                          172,500         7,579,219
Keynote Systems, Inc.(1)                      205,000         2,908,437
LifeMinders, Inc.(1)                          227,000           794,500
Storage Networks, Inc.                         20,000           496,250
-----------------------------------------------------------------------
                                                           $ 11,929,081
-----------------------------------------------------------------------
Computer Software -- 2.6%
-----------------------------------------------------------------------
3DO Company (The)                              50,000      $    131,250
Pinnacle Systems, Inc.(1)                     240,000         1,770,000
SilverStream Software, Inc.(1)                127,300         2,625,562
-----------------------------------------------------------------------
                                                           $  4,526,812
-----------------------------------------------------------------------
Computers and Business Equipment -- 0.6%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   59,350      $  1,064,591
-----------------------------------------------------------------------
                                                           $  1,064,591
-----------------------------------------------------------------------
Distribution Services -- 1.5%
-----------------------------------------------------------------------
Cardinal Health, Inc.                          24,926      $  2,483,253
-----------------------------------------------------------------------
                                                           $  2,483,253
-----------------------------------------------------------------------
Drugs -- 1.1%
-----------------------------------------------------------------------
Alpharma, Inc.                                 42,000      $  1,842,750
-----------------------------------------------------------------------
                                                           $  1,842,750
-----------------------------------------------------------------------
Electronic Components - Instruments -- 1.1%
-----------------------------------------------------------------------
Keithley Instruments, Inc.                     45,000      $  1,937,813
-----------------------------------------------------------------------
                                                           $  1,937,813
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial -- 1.0%
-----------------------------------------------------------------------
MGIC Investment Corp.                          25,000      $  1,685,938
-----------------------------------------------------------------------
                                                           $  1,685,938
-----------------------------------------------------------------------
Financial Services -- 9.4%
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.               60,000      $  4,132,500
Federal National Mortgage Association         105,000         9,108,750
Fidelity National Financial, Inc.              75,000         2,770,313
-----------------------------------------------------------------------
                                                           $ 16,011,563
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 1.8%
-----------------------------------------------------------------------
Astoria Financial Corp.                        30,000      $  1,629,375
H&R Block, Inc.                                35,000         1,448,125
-----------------------------------------------------------------------
                                                           $  3,077,500
-----------------------------------------------------------------------
Gaming -- 1.5%
-----------------------------------------------------------------------
Anchor Gaming                                  65,000      $  2,535,000
-----------------------------------------------------------------------
                                                           $  2,535,000
-----------------------------------------------------------------------
Health Care Services -- 1.0%
-----------------------------------------------------------------------
HealthSouth Corp.(1)                          100,000      $  1,631,250
-----------------------------------------------------------------------
                                                           $  1,631,250
-----------------------------------------------------------------------
Health Services -- 1.8%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          230,000      $  3,119,375
-----------------------------------------------------------------------
                                                           $  3,119,375
-----------------------------------------------------------------------
Insurance -- 0.3%
-----------------------------------------------------------------------
Progressive Corp.                               5,500      $    569,938
-----------------------------------------------------------------------
                                                           $    569,938
-----------------------------------------------------------------------
Internet -- 7.8%
-----------------------------------------------------------------------
eBay, Inc.                                    107,000      $  3,531,000
TMP Worldwide, Inc.(1)                        177,000         9,735,000
-----------------------------------------------------------------------
                                                           $ 13,266,000
-----------------------------------------------------------------------
Investment Services -- 0.7%
-----------------------------------------------------------------------
Stilwell Financial, Inc.                       30,000      $  1,183,125
-----------------------------------------------------------------------
                                                           $  1,183,125
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
IT Consulting -- 1.2%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)          65,000      $  1,982,500
-----------------------------------------------------------------------
                                                           $  1,982,500
-----------------------------------------------------------------------
Manufactured Housing -- 0.1%
-----------------------------------------------------------------------
Champion Enterprises, Inc.                     10,000      $     27,500
Clayton Homes, Inc.                            10,000           115,000
-----------------------------------------------------------------------
                                                           $    142,500
-----------------------------------------------------------------------
Medical Products -- 1.0%
-----------------------------------------------------------------------
Novoste Corp.(1)                               60,000      $  1,650,000
-----------------------------------------------------------------------
                                                           $  1,650,000
-----------------------------------------------------------------------
Metals - Industrial -- 8.8%
-----------------------------------------------------------------------
North American Palladium Ltd.                 100,000      $    900,000
Precision Castparts Corp.                     324,000        13,628,250
RTI International Metals, Inc.(1)              40,000           572,500
-----------------------------------------------------------------------
                                                           $ 15,100,750
-----------------------------------------------------------------------
Oil Services -- 0.0%
-----------------------------------------------------------------------
Foster Wheeler Corp.                           10,000      $     52,500
-----------------------------------------------------------------------
                                                           $     52,500
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 1.3%
-----------------------------------------------------------------------
Andrx Group(1)                                 15,000      $    868,125
Barr Laboratories, Inc.                        18,000         1,312,875
-----------------------------------------------------------------------
                                                           $  2,181,000
-----------------------------------------------------------------------
Retail -- 2.3%
-----------------------------------------------------------------------
Barnes & Noble, Inc.                           50,000      $  1,325,000
Dollar General Corp.                           60,000         1,132,500
Hollywood Entertainment Corp.(1)              970,000         1,030,625
Office Depot, Inc.(1)                          60,000           427,500
-----------------------------------------------------------------------
                                                           $  3,915,625
-----------------------------------------------------------------------
Retail - Electric -- 0.5%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                          30,000      $    886,875
-----------------------------------------------------------------------
                                                           $    886,875
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.8%
-----------------------------------------------------------------------
Winn-Dixie Stores, Inc.                        70,000      $  1,356,250
-----------------------------------------------------------------------
                                                           $  1,356,250
-----------------------------------------------------------------------
Satellite TV -- 0.9%
-----------------------------------------------------------------------
Canadian Satellite Communications, Inc.        32,500      $    648,050
EchoStar Communications Corp.(1)               40,000           910,000
-----------------------------------------------------------------------
                                                           $  1,558,050
-----------------------------------------------------------------------
Semiconductors -- 2.2%
-----------------------------------------------------------------------
AudioCodes Ltd.(1)                            176,000      $  2,387,000
GlobeSpan, Inc.                                50,000         1,375,000
-----------------------------------------------------------------------
                                                           $  3,762,000
-----------------------------------------------------------------------
Software -- 6.0%
-----------------------------------------------------------------------
Check Point Software Technology Ltd.(1)        28,000      $  3,739,750
Macromedia, Inc.                               50,000         3,037,500
VeriSign, Inc.                                 20,000         1,483,750
VERITAS Software Corp.(1)                      22,500         1,968,750
-----------------------------------------------------------------------
                                                           $ 10,229,750
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.9%
-----------------------------------------------------------------------
Auspex Systems, Inc.(1)                        40,000      $    280,000
Somera Communications, Inc.(1)                150,000         1,303,125
-----------------------------------------------------------------------
                                                           $  1,583,125
-----------------------------------------------------------------------
Tobacco -- 5.9%
-----------------------------------------------------------------------
Philip Morris Co., Inc.                       229,500      $ 10,098,000
-----------------------------------------------------------------------
                                                           $ 10,098,000
-----------------------------------------------------------------------
Wireless Communication Services -- 1.2%
-----------------------------------------------------------------------
Spectrasite Holdings, Inc.                     55,000      $    728,750
Western Wireless Corp.(1)                      34,000         1,332,375
-----------------------------------------------------------------------
                                                           $  2,061,125
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $154,991,798)                          $170,087,838
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.7%
-----------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 7%
Series CV                                     125,000      $  1,250,000
-----------------------------------------------------------------------
                                                           $  1,250,000
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,872,500)                            $  1,250,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Corporate Receivables Corp., 6.53%,
1/2/01                                       $  1,627      $  1,626,705
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,626,705)                         $  1,626,705
-----------------------------------------------------------------------
Total Investments -- 101.1%
   (identified cost $159,491,003)                          $172,964,543
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.1)%                   $ (1,838,652)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $171,125,891
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $159,491,003)        $172,964,543
Cash                                             1,954
Receivable for investments sold              3,231,688
Dividends receivable                           163,108
------------------------------------------------------
TOTAL ASSETS                              $176,361,293
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,199,534
Payable to affiliate for Trustees' fees          3,835
Accrued expenses                                32,033
------------------------------------------------------
TOTAL LIABILITIES                         $  5,235,402
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $171,125,891
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $157,652,351
Net unrealized appreciation (computed on
   the basis of identified cost)            13,473,540
------------------------------------------------------
TOTAL                                     $171,125,891
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2000(1)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $2,414)  $  1,084,574
Interest                                       434,964
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,519,538
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    925,164
Trustees' fees and expenses                     12,289
Custodian fee                                  109,483
Legal and accounting services                   22,832
Miscellaneous                                   15,597
------------------------------------------------------
TOTAL EXPENSES                            $  1,085,365
------------------------------------------------------

NET INVESTMENT INCOME                     $    434,173
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  5,248,017
------------------------------------------------------
NET REALIZED GAIN                         $  5,248,017
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,356,471)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(16,356,471)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(11,108,454)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(10,674,281)
------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2000(1)
--------------------------------------------------------------
From operations --
   Net investment income                  $            434,173
   Net realized gain                                 5,248,017
   Net change in unrealized
      appreciation (depreciation)                  (16,356,471)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $        (10,674,281)
--------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $        196,706,145
   Contributions                                    15,519,393
   Withdrawals                                     (30,525,376)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $        181,700,162
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        171,025,881
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $        171,125,891
--------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED DECEMBER 31,
                                  -------------------------
                                           2000(1)
-----------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.72%(2)
   Net investment income                      0.29%(2)
Portfolio Turnover                             271%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $171,126
-----------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $1,121 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the period ended December 31, 2000 the fee was equivalent to 0.614% of the Portfolio's average net assets for such period and amounted to $925,164. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $465,781,615 and $480,312,079, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $162,476,246
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,949,961
    Gross unrealized depreciation              (22,461,664)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 10,488,297
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended
   December 31, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed net assets to the Portfolio of $196,706,145, in exchange for an interest therein, including $29,830,011 of net unrealized appreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CAPITAL GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the period March 7, 2000, (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

INVESTMENT GRADE INCOME PORTFOLIO
CAPITAL GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager of
Capital Growth
Portfolio

Michael B. Terry
Vice President and
Portfolio Manager of
Investment Grade
Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant